Long-Term Loans, Net of Current Maturities - Schedule of Linkage Terms and Interest Rates (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Debt Instrument [Line Items]
Long-term loans, net of current maturities, NIS	$ 1,419
Less - current maturities	(439)	$ (170)
Total amount of the loans	980	1,150
NIS [Member]
Debt Instrument [Line Items]
Long-term loans, net of current maturities, NIS	$ 1,419	$ 1,320
Long-Term Loans [Member] | NIS [Member]
Debt Instrument [Line Items]
Weighted interest rate, NIS	7.82%